Debt and Capital Lease Obligations - Senior Notes (Details)	Jan. 31, 2018 USD ($) exception	Jul. 01, 2014 USD ($)
Debt Instrument [Line Items]
Debt face amount	$ 1,154,010,000
Senior Notes [Member] | Senior Unsecured Notes Due July 2022 [Member]
Debt Instrument [Line Items]
Debt face amount		$ 250,000,000
Stated interest rate		7.25%
Effective interest rate percentage		7.80%
Number of exceptions | exception	2
Restricted payments (up to)	$ 375,000,000.0
Restrictions on payment of dividends, amount free from restriction	$ 176,700,000
Debt default trigger amount		$ 25,000,000
Maximum [Member] | Senior Notes [Member] | Senior Unsecured Notes Due July 2022 [Member]
Debt Instrument [Line Items]
Leverage ratio (less than or equal to)	2.50
Minimum [Member] | Senior Notes [Member] | Senior Unsecured Notes Due July 2022 [Member]
Debt Instrument [Line Items]
Leverage ratio (less than or equal to)	1.0